Other Equity Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 15, 2019 USD ($)	Jun. 15, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	May 15, 2018 USD ($)
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [line items]
Principal amount							$ 525,000,000
EUR 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%	6.50%
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Interest rate	5.207%	5.207%
Coupon rate	5.625%	5.625%
EUR 500 million [member] | Aegon N.V [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount		$ 500,000,000		$ 500,000,000		$ 500,000,000
Coupon rate	6.50%	6.50%		6.50%	6.50%	6.50%
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount | €	€ 500,000,000				€ 500,000,000
Coupon rate	5.625%	5.625%			5.625%	5.625%
Borrowings, interest rate basis	5 year mid swap plus a margin of 5.207%
USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%	6.375%
USD 1 billion [member] | Aegon N.V [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount		$ 1,000,000,000	$ 1,000,000,000			$ 1,000,000,000
Coupon rate	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%